RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of leases from related parties

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2024 - March 31, 2026	¥40,000	$5,584
BHD	One of the founders	January 1, 2024- Dec 31, 2025	33,250	4,642
BHD	One of the founders	January 1, 2024 - Dec 31, 2025	23,625	3,298